CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid, per share	$ 0	$ 0.30	$ 0.15		$ 0.30	$ 0.25	$ 0.15	$ 0.03
Per share value of common stock issued	$ 1.00	$ 6.25	$ 7.50	$ 15.00
Issuance of restricted common stock, per share			$ 7.50	$ 15.00